Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Schedule of commitments relating to vessels under construction

June 30, 2021
Period
Not later than one year	150,880
Total	150,880

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

June 30, 2021
Period
Not later than one year	518,333
Later than one year and not later than two years	390,923
Later than two years and not later than three years	344,838
Later than three years and not later than four years	306,158
Later than four years and not later than five years	280,647
Later than five years	451,715
Total	2,292,614